Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Computed at the statutory rate (34%)									$ 1,009	$ 1,001
(Decrease) increase resulting from Tax exempt interest									(148)	(231)
Earnings on bank-owned life insurance - net									(472)	(156)
Other									(33)	(68)
Actual tax expense	$ 231	$ 7	$ 81	$ 37	$ 123	$ 118	$ 234	$ 71	$ 356	$ 546